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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-01540
AIM Funds Group (Invesco Funds Group)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 3/31/10

Item 1. Schedule of Investments
EXHIBIT INDEX
EX-99.CERT

Item 1. Schedule of Investments.

Invesco Basic Balanced Fund
(formerly known as AIM Basic Balanced Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	BBA-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments (a)
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–75.28%

Advertising–4.05%
Interpublic Group of Cos., Inc. (The) (b)	1,551,913	$12,911,916
Omnicom Group Inc.	373,022	14,476,984

		27,388,900

Asset Management & Custody Banks–1.43%
State Street Corp.	214,073	9,663,255
Brewers–1.02%
Molson Coors Brewing Co. -Class B	164,082	6,901,289
Casinos & Gaming–1.43%
International Game Technology	524,634	9,679,497
Communications Equipment–2.14%
Nokia Corp. -ADR (Finland)	932,223	14,486,745
Computer Hardware–2.18%
Dell Inc. (b)	980,826	14,722,198
Construction Materials–1.11%
Cemex S.A.B. de C.V. -ADR (Mexico)(b)	734,075	7,494,906
Consumer Finance–3.49%
American Express Co.	382,329	15,774,894
SLM Corp. (b)	624,161	7,814,496

		23,589,390

Data Processing & Outsourced Services–2.93%
Alliance Data Systems Corp. (b)	183,448	11,738,837
Western Union Co.	476,406	8,079,846

		19,818,683

Diversified Capital Markets–1.13%
UBS AG (Switzerland)(b)	469,205	7,638,657
Electronic Manufacturing Services–3.70%
Flextronics International Ltd. (Singapore)(b)	1,461,965	11,461,805
Tyco Electronics Ltd. (Switzerland)	492,708	13,539,616

		25,001,421

General Merchandise Stores–1.89%
Target Corp.	242,645	12,763,127
Health Care Equipment–0.95%
Baxter International Inc.	110,777	6,447,221
Home Improvement Retail–1.57%
Home Depot, Inc. (The)	328,686	10,632,992
Hotels, Resorts & Cruise Lines–0.96%
Marriott International, Inc. -Class A	206,730	6,516,130
Household Appliances–0.96%
Whirlpool Corp.	74,386	6,490,179
Human Resource & Employment Services–2.73%
Robert Half International, Inc.	607,529	18,487,107
Industrial Conglomerates–2.19%
Textron Inc.	253,351	5,378,642
Tyco International Ltd.	247,510	9,467,257

		14,845,899

Industrial Machinery–3.43%
Illinois Tool Works Inc.	282,053	13,358,030
Ingersoll-Rand PLC (Ireland)	281,924	9,830,690

		23,188,720

Insurance Brokers–0.84%
Willis Group Holdings PLC (Ireland)	181,426	5,676,820
Investment Banking & Brokerage–1.54%
Morgan Stanley	355,134	10,401,875
Managed Health Care–5.36%
Aetna Inc.	396,030	13,904,613
UnitedHealth Group Inc.	683,021	22,314,296

		36,218,909

Motorcycle Manufacturers–0.83%
Harley-Davidson, Inc.	200,079	5,616,218
Movies & Entertainment–1.05%
Walt Disney Co. (The)	203,083	7,089,628
Oil & Gas Drilling–0.43%
Transocean Ltd. (b)	33,663	2,907,810
Oil & Gas Equipment & Services–2.53%
Halliburton Co.	283,200	8,532,816
Weatherford International Ltd. (b)	539,868	8,562,307

		17,095,123

Other Diversified Financial Services–5.74%
Bank of America Corp.	1,057,945	18,884,318
Citigroup Inc. (b)	1,401,598	5,676,472
JPMorgan Chase & Co.	318,845	14,268,314

		38,829,104

Packaged Foods & Meats–0.83%
Unilever N.V. (Netherlands)	184,876	5,598,990
Property & Casualty Insurance–1.62%
XL Capital Ltd. -Class A	580,476	10,970,996
Regional Banks–2.36%
Fifth Third Bancorp	621,835	8,450,738

See accompanying notes which are an integral part of this schedule.
Invesco Basic Balanced Fund

	Shares	Value
Regional Banks–(continued)
Zions Bancorp.	342,958	$7,483,343

		15,934,081

Research & Consulting Services–0.86%
Dun & Bradstreet Corp. (The)	78,266	5,824,556
Semiconductor Equipment–4.94%
ASML Holding N.V. (Netherlands)	620,963	22,110,707
KLA-Tencor Corp.	366,452	11,330,696

		33,441,403

Specialized Finance–2.93%
Moody’s Corp.	665,884	19,810,049
Specialty Stores–1.38%
Staples, Inc.	398,763	9,327,067
Systems Software–2.75%
CA, Inc.	278,280	6,531,232
Microsoft Corp.	411,781	12,052,830

		18,584,062

Total Common Stocks & Other Equity Interests (Cost $446,342,486)		509,083,007

	Principal
	Amount
Bonds & Notes–10.84%

Airlines–0.11%
Delta Air Lines, Inc.,
Series 2001-1, Class A2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	$300,000	313,875
Series 2009-1, Class A, Pass Through Ctfs., 7.75%, 12/17/19	380,000	407,313

		721,188

Automotive Retail–0.17%
AutoZone Inc., Sr. Unsec. Unsub. Notes, 5.88%, 10/15/12	1,040,000	1,120,294
Brewers–0.14%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 5.38%, 01/15/20	950,000	977,247
Broadcasting–0.42%
CBS Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 04/15/20	950,000	958,185
COX Communications Inc.,
Sr. Unsec. Bonds, 8.38%, 03/01/39(c)	640,000	792,182
Sr. Unsec. Global Notes, 5.45%, 12/15/14	400,000	434,127
COX Enterprises Inc., Sr. Unsec. Notes, 7.88%, 09/15/10(c)	645,000	662,323

		2,846,817

Cable & Satellite–0.11%
DIRECTV Holdings LLC, Sr. Unsec. Gtd. Notes, 6.35%, 03/15/40(c)	$710,000	$716,702
Consumer Finance–0.07%
Capital One Bank USA N.A., Sr. Unsec. Global Notes, 5.75%, 09/15/10	440,000	449,107
Diversified Banks–0.81%
Barclays Bank PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 5.13%, 01/08/20	1,140,000	1,127,828
Nordea Bank A.B. (Sweden)-Series 2, Sr. Unsec. Unsub. Notes, 3.70%, 11/13/14(c)	880,000	886,393
Royal Bank of Scotland PLC (The) (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	555,000	554,593
Sr. Unsec. Gtd. Unsub. Floating Rate Medium-Term Notes, 0.40%, 10/28/11(c)(d)	900,000	899,404
Standard Chartered PLC (United Kingdom), Sr. Unsec. Unsub. Notes, 5.50%, 11/18/14(c)	1,140,000	1,230,933
Wells Fargo & Co., Sr. Global Notes, 3.63%, 04/15/15	750,000	750,728

		5,449,879

Diversified Capital Markets–0.08%
UBS AG (Switzerland), Sr. Unsec. Medium-Term Notes, 5.75%, 04/25/18	520,000	535,573
Electric Utilities–0.59%
Carolina Power & Light Co., Sec. First Mortgage Bonds, 5.30%, 01/15/19	330,000	348,376
DCP Midstream LLC, Sr. Unsec. Notes, 7.88%, 08/16/10	1,650,000	1,681,080
Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(c)	600,000	608,838
Ohio Power Co.-Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	950,000	973,720
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	355,000	380,836

		3,992,850

Gold–0.14%
Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/19	950,000	959,917
Health Care Equipment–0.15%
Boston Scientific Corp., Sr. Unsec. Unsub. Notes, 6.00%, 01/15/20	540,000	510,126
CareFusion Corp., Sr. Unsec. Global Notes, 6.38%, 08/01/19	475,000	521,022

		1,031,148

See accompanying notes which are an integral part of this schedule.
Invesco Basic Balanced Fund

	Principal
	Amount	Value
Health Care Services–0.21%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	$1,300,000	$1,443,584
Hotels, Resorts & Cruise Lines–0.28%
Hyatt Hotels Corp., Sr. Unsec. Unsub. Notes, 5.75%, 08/15/15(c)	1,400,000	1,456,382
Wyndham Worldwide Corp., Sr. Unsec. Unsub. Notes, 7.38%, 03/01/20	430,000	439,138

		1,895,520

Housewares & Specialties–0.06%
Newell Rubbermaid Inc., Sr. Unsec. Unsub. Notes, 4.00%, 05/01/10	440,000	441,085
Hypermarkets & Super Centers–0.11%
Wal-Mart Stores Inc., Sr. Unsec. Notes, 5.63%, 04/01/40	720,000	722,569
Industrial REIT’s–0.20%
ProLogis, Sr. Sec. Notes, 6.88%, 03/15/20	1,400,000	1,386,370
Integrated Oil & Gas–0.21%
Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Unsub. Notes, 6.38%, 11/05/14(c)	900,000	947,589
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Unsub. Global Bonds, 5.50%, 03/25/40	480,000	470,944

		1,418,533

Integrated Telecommunication Services–0.73%
British Telecommunications PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 9.13%, 12/15/10	950,000	1,002,606
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Unsub. Global Notes, 3.75%, 05/20/11	880,000	907,957
Koninklijke KPN N.V. (Netherlands), Sr. Unsec. Unsub. Global Bonds, 8.00%, 10/01/10	860,000	889,300
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Unsub. Global Notes, 4.88%, 10/01/10	790,000	804,240
Windstream Georgia Communications Corp., Sr. Unsec. Deb., 6.50%, 11/15/13	1,343,000	1,346,407

		4,950,510

Investment Banking & Brokerage–0.73%
Goldman Sachs Group Inc. (The), Sr. Unsec. Unsub. Medium-Term Global Notes, 5.38%, 03/15/20	950,000	944,837
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(c)	950,000	937,957
Morgan Stanley,
Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	860,000	929,286
Series F, Sr. Unsec. Unsub. Medium-Term Global Notes, 5.95%, 12/28/17	1,660,000	1,712,043
TD Ameritrade Holding Corp., Sr. Unsec. Gtd. Unsub. Notes, 4.15%, 12/01/14	425,000	428,200

		4,952,323

Life & Health Insurance–0.73%
MetLife Inc., Sr. Unsec. Unsub. Global Notes, 7.72%, 02/15/19	1,385,000	1,619,649
Monumental Global Funding II, Sr. Sec. Unsub. Notes, 5.65%, 07/14/11(c)	565,000	585,597
Protective Life Corp., Sr. Unsec. Notes, 7.38%, 10/15/19	950,000	1,012,899
Prudential Financial Inc.,
Series D, Sr. Unsec. Unsub. Medium-Term Notes, 3.88%, 01/14/15	950,000	951,215
7.38%, 06/15/19	655,000	750,894

		4,920,254

Managed Health Care–0.14%
UnitedHealth Group Inc., Sr. Unsec. Unsub. Notes, 5.25%, 03/15/11	925,000	960,421
Mortgage Backed Securities–0.30%
U.S. Bank N.A., Sr. Unsec. Unsub. Medium-Term Global Notes, 5.92%, 05/25/12	1,970,940	2,064,684
Multi-Line Insurance–0.11%
Liberty Mutual Group Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(c)	730,000	765,366
Multi-Utilities–0.11%
Dominion Resources Inc., Sr. Unsec. Unsub. Notes, 5.20%, 08/15/19	710,000	729,239
Office REIT’s–0.12%
Digital Realty Trust L.P., Unsec. Gtd. Unsub. Bonds, 5.88%, 02/01/20(c)	855,000	840,643
Oil & Gas Exploration & Production–0.50%
Anadarko Petroleum Corp., Sr. Unsec. Unsub. Notes, 7.63%, 03/15/14	1,535,000	1,773,117
Motiva Enterprises LLC, Sr. Unsec. Notes, 6.85%, 01/15/40(c)	950,000	1,022,285
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Unsub. Global Notes, 6.88%, 01/20/40	260,000	270,496
XTO Energy Inc., Sr. Unsec. Unsub. Notes, 5.75%, 12/15/13	310,000	347,024

		3,412,922

See accompanying notes which are an integral part of this schedule.
Invesco Basic Balanced Fund

	Principal
	Amount	Value
Oil & Gas Storage & Transportation–0.30%
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	$1,100,000	$1,138,963
Transcontinental Gas Pipe Line Co. LLC-Series B, Sr. Unsec. Unsub. Global Notes, 7.00%, 08/15/11	820,000	878,405

		2,017,368

Other Diversified Financial Services–1.48%
Bank of America Corp.,
Sr. Unsec. Unsub. Global Notes, 6.50%, 08/01/16	750,000	812,508
Series L, Sr. Unsec. Unsub. Medium-Term Notes, 7.38%, 05/15/14	315,000	354,537
Bear Stearns Cos. LLC (The), Sr. Unsec. Unsub. Floating Rate Notes, 0.65%, 07/19/10(d)	3,070,000	3,073,824
Countrywide Home Loans Inc.-Series L, Sr. Unsec. Gtd. Unsub. Medium-Term Global Notes, 4.00%, 03/22/11	395,000	406,938
General Electric Capital Corp.,
Sr. Unsec. Medium-Term Global Notes,
5.50%, 01/08/20	950,000	971,043
Sr. Unsec. Unsub. Global Notes,
5.90%, 05/13/14	1,465,000	1,613,456
JPMorgan Chase & Co., Notes,
4.95%, 03/25/20	475,000	471,064
Sr. Unsec. Unsub. Global Notes,
4.75%, 05/01/13	1,280,000	1,367,990
Merrill Lynch & Co. Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	860,000	929,176
Twin Reefs Pass-Through Trust, Floating Rate Pass Through Ctfs., 1.39% (Acquired 12/07/04-10/23/06; Cost $1,609,000)(c)(d)(e)(f)	1,610,000	5,233

		10,005,769

Packaged Foods & Meats–0.10%
Kraft Foods Inc., Sr. Unsec. Unsub. Global Notes, 5.63%, 11/01/11	620,000	658,998
Paper Packaging–0.13%
Bemis Co. Inc., Sr. Unsec. Unsub. Notes, 5.65%, 08/01/14	800,000	863,386
Paper Products–0.08%
International Paper Co., Sr. Unsec. Unsub. Global Bonds, 7.50%, 08/15/21	475,000	539,910
Property & Casualty Insurance–0.06%
CNA Financial Corp., Sr. Unsec. Unsub. Notes, 7.35%, 11/15/19	425,000	443,288
Publishing–0.14%
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 6.75%, 08/01/11	860,000	917,871
Regional Banks–0.13%
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	890,000	897,560
Research & Consulting Services–0.08%
ERAC USA Finance LLC, Unsec. Gtd. Notes, 5.80%, 10/15/12(c)	490,000	532,524
Retail REIT’s–0.10%
WT Finance Aust Pty Ltd./ Westfield Capital/WEA Finance LLC, Sr. Unsec. Gtd. Notes, 4.38%, 11/15/10(c)	650,000	661,504
Sovereign Debt–0.10%
Brazilian Government International Bond (Brazil), Sr. Unsec. Unsub. Global Notes, 5.88%, 01/15/19	610,000	656,436
Specialized Finance–0.21%
NASDAQ OMX Group Inc. (The), Sr. Unsec. Unsub. Notes, 5.55%, 01/15/20	950,000	947,443
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Notes, 2.63%, 09/16/12	440,000	449,771

		1,397,214

Specialized REIT’s–0.15%
Healthcare Realty Trust Inc., Sr. Unsec. Notes, 6.50%, 01/17/17	950,000	988,695
Steel–0.21%
ArcelorMittal (Luxembourg),
Sr. Unsec. Unsub. Global Bonds, 9.00%, 02/15/15	390,000	467,077
Sr. Unsec. Unsub. Global Notes, 7.00%, 10/15/39	910,000	935,660

		1,402,737

Trading Companies & Distributors–0.07%
GATX Corp., Sr. Unsec. Notes, 4.75%, 10/01/12	450,000	469,943
Wireless Telecommunication Services–0.17%
American Tower Corp., Sr. Unsec. Unsub. Global Notes, 4.63%, 04/01/15	670,000	689,267
Vodafone Group PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 5.50%, 06/15/11	440,000	462,675

		1,151,942

Total Bonds & Notes (Cost $72,076,614)		73,309,890

See accompanying notes which are an integral part of this schedule.
Invesco Basic Balanced Fund

	Principal
	Amount	Value
U.S. Government Sponsored Mortgage-Backed Securities–7.17%

Federal Home Loan Mortgage Corp. (FHLMC)–2.75%
Pass Through Ctfs.,
5.50%, 02/01/15 to 02/01/37	$8,782,437	$9,316,573
7.00%, 06/01/15 to 06/01/32	2,334,763	2,623,644
6.50%, 01/01/16 to 01/01/35	1,470,126	1,606,702
6.00%, 03/01/17 to 01/01/34	2,275,300	2,466,952
4.50%, 10/01/18	156,758	165,063
8.00%, 01/01/27	381,345	440,248
7.50%, 12/01/30 to 03/01/32	237,796	271,976
5.00%, 10/01/33	173,606	180,482
Pass Through Ctfs., TBA,
4.50%, 04/01/40(g)(h)	1,500,000	1,503,750

		18,575,390

Federal National Mortgage Association (FNMA)–3.60%
Pass Through Ctfs.,
7.50%, 11/01/15 to 05/01/32	1,613,548	1,848,389
7.00%, 12/01/15 to 09/01/32	1,573,487	1,752,867
6.50%, 05/01/16 to 01/01/37	857,552	942,747
5.00%, 11/01/17 to 11/01/18	1,020,492	1,089,305
5.50%, 03/01/21 to 11/01/33	157,102	166,758
8.00%, 08/01/21 to 10/01/30	277,212	320,419
6.00%, 03/01/22 to 03/01/37	74,204	78,908
8.50%, 01/01/23 to 10/01/28	610,877	709,405
Pass Through Ctfs., TBA,
4.00%, 04/01/25(g)(h)	1,000,000	1,014,688
4.50%, 04/01/25(g)(h)	2,000,000	2,075,000
5.00%, 04/01/25(g)(h)	200,000	210,969
5.50%, 04/01/25(g)(h)	350,000	374,391
5.00%, 04/01/40(g)	8,500,000	8,769,611
6.00%, 04/01/40(g)(h)	4,700,000	4,993,017

		24,346,474

Government National Mortgage Association (GNMA)–0.82%
Pass Through Ctfs.,
5.00%, 03/15/18	849,117	906,276
8.00%, 08/15/22 to 01/20/31	292,253	335,803
7.50%, 06/15/23 to 05/15/32	638,770	722,778
8.50%, 11/15/24 to 02/15/25	31,867	36,989
6.00%, 03/15/29 to 11/15/32	315,322	342,049
7.00%, 02/15/31 to 05/15/32	432,044	485,994
6.50%, 03/15/31 to 02/15/37	2,322,880	2,538,114
5.50%, 09/15/33 to 05/15/35	168,132	178,983

		5,546,986

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $46,736,965)		48,468,850

Asset-Backed Securities–5.38%
Accredited Mortgage Loan Trust-Series 2003-3, Class A3, Floating Rate Pass Through Ctfs., 0.63%, 01/25/34(d)	107,796	63,255

Banc of America Mortgage Securities Inc.-Series 2003-D, Class 2A1, Floating Rate Pass Through Ctfs., 3.50%, 05/25/33(d)	352,031	314,672
Bear Stearns Adjustable Rate Mortgage Trust-Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 4.53%, 08/25/33(d)	752,103	689,450
Bear Stearns Commercial Mortgage Securities,
Series 2004-PWR6, Class A6, Pass Through Ctfs., 4.83%, 11/11/41	235,000	241,152
Series 2005-PWR8, Class A4, Pass Through Ctfs., 4.67%, 06/11/41	2,205,000	2,237,777
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.62%, 03/11/39(d)	1,465,000	1,519,907
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	1,185,000	1,212,683
Capital One Multi-Asset Execution Trust-Series 2005-C1, Class C1, Floating Rate Pass Through Ctfs., 0.63%, 02/15/13(d)	1,000,000	999,795
Chase Issuance Trust,
Series 2007-A17, Class A, Pass Through Ctfs., 5.12%, 10/15/14	1,190,000	1,289,167
Series 2009-A3, Class A3, Pass Through Ctfs., 2.40%, 06/17/13	525,000	534,852
Citibank Credit Card Issuance Trust-Series 2009-A5, Class A5, Pass Through Ctfs., 2.25%, 12/23/14	800,000	806,363
Citigroup Mortgage Loan Trust Inc.-Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.80%, 08/25/34(d)	1,936,968	1,876,428
Countrywide Asset-Backed Ctfs.,-Series 2004-6, Class 2A5, Floating Rate Pass Through Ctfs., 0.64%, 11/25/34(d)	352,708	295,753
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR3, Class 5A1, Variable Rate Pass Through Ctfs., 2.83%, 04/25/34(d)	501,732	443,608
Series 2004-AR7, Class 2A1, Variable Rate Pass Through Ctfs., 3.54%, 11/25/34(d)	558,587	524,591
Series 2004-C4, Class A6, Pass Through Ctfs., 4.69%, 10/15/39	2,850,000	2,855,504
Credit Suisse Mortgage Capital Ctfs.-Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37(c)	1,500,000	1,545,000

See accompanying notes which are an integral part of this schedule.
Invesco Basic Balanced Fund

	Principal
	Amount	Value
GS Mortgage Securities Corp. II-Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	$1,205,000	$1,218,064
GSR Mortgage Loan Trust-Series 2004-5, Class 2A1, Variable Rate Pass Through Ctfs., 3.48%, 05/25/34(d)	385,912	316,560
Honda Auto Receivables Owner Trust-Series 2009-2, Class A3, Pass Through Ctfs., 2.79%, 01/15/13	955,000	976,084
LB-UBS Commercial Mortgage Trust-Series 2001-WM, Class A2, Pass Through Ctfs., 6.53%, 07/14/16(c)	835,000	881,551
MLCC Mortgage Investors Inc.-Series 2003-G, Class A1, Floating Rate Pass Through Ctfs., 0.57%, 01/25/29(d)	469,551	359,019
Morgan Stanley Capital I,
Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.38%, 11/14/42(d)	645,000	662,811
Series 2005-T19, Class A4A, Pass Through Ctfs., 4.89%, 06/12/47	1,500,000	1,550,672
Series 2008-T29, Class A1, Pass Through Ctfs., 6.23%, 01/11/43	972,272	1,000,089
Morgan Stanley Mortgage Loan Trust-Series 2004-6AR, Class 2A2, Variable Rate Pass Through Ctfs., 3.85%, 08/25/34(d)	300,374	249,879
Nomura Asset Acceptance Corp.-Series 2005-AR1, Class 2A1, Floating Rate Pass Through Ctfs., 0.53%, 02/25/35(d)	40,154	32,784
Option One Mortgage Securities Corp.-Series 2007-4A, Floating Rate Notes, 0.35%, 04/25/12 (Acquired 05/11/07; Cost $839,196)(c)(d)	839,196	503,518
Specialty Underwriting & Residential Finance-Series 2003-BC3, Class A, Floating Rate Pass Through Ctfs., 0.95%, 08/25/34(d)	8,370	6,220
Structured Adjustable Rate Mortgage Loan Trust-Series 2004-3AC, Class A1, Floating Rate Pass Through Ctfs., 2.61%, 03/25/34(d)	712,401	644,439
Structured Asset Securities Corp.,
Series 2003-37A, Class 7A, Variable Rate Pass Through Ctfs., 3.06%, 12/25/33(d)	212,488	164,558
Series 2004-2AC, Class A1, Floating Rate Pass Through Ctfs., 2.58%, 02/25/34(d)	1,305,799	1,087,962

TIAA Seasoned Commercial Mortgage Trust-Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.79%, 08/15/39(d)	525,000	560,422
USAA Auto Owner Trust,
Series 2006-2, Class A4, Pass Through Ctfs., 5.37%, 02/15/12	396,198	396,965
Series 2009-1, Class A3, Pass Through Ctfs., 3.02%, 06/17/13	1,550,000	1,585,483
Vanderbilt Mortgage Finance-Series 2002-B, Class A4, Pass Through Ctfs., 5.84%, 02/07/26	933,058	934,090
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C18, Class A4, Pass Through Ctfs., 4.94%, 04/15/42	2,080,000	2,151,225
Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(d)	810,000	760,341
WaMu Mortgage Pass Through Ctfs.-Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.85%, 08/25/33(d)	1,471,380	1,452,499
Wells Fargo Mortgage Backed Securities Trust-Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.97%, 12/25/34(d)	1,549,197	1,421,940

Total Asset-Backed Securities (Cost $35,576,979)		36,367,132

U.S. Treasury Securities–1.41%

U.S. Treasury Notes–0.41%
3.63%, 08/15/19(i)	2,800,000	2,766,750
U.S. Treasury Bonds–1.00%
5.38%, 02/15/31	5,205,000	5,759,657
4.50%, 08/15/39	1,060,000	1,023,894
		6,783,551

Total U.S. Treasury Securities (Cost $10,039,366)		9,550,301

	Shares
Money Market Funds–2.78%
Liquid Assets Portfolio-Institutional Class (j)	9,421,512	9,421,512
Premier Portfolio-Institutional Class (j)	9,421,512	9,421,512

Total Money Market Funds (Cost $18,843,024)		18,843,024

TOTAL INVESTMENTS–102.86% (Cost $629,615,434)		695,622,204

OTHER ASSETS LESS LIABILITIES–(2.86)%		(19,355,613)

NET ASSETS–100.00%		$676,266,591

See accompanying notes which are an integral part of this schedule.
Invesco Basic Balanced Fund

Investment Abbreviations:

ADR	—American Depositary Receipt

Ctfs.	—Certificates

Deb.	—Debentures

Gtd.	—Guaranteed

REIT	—Real Estate Investment Trust

Sec.	—Secured

Sr.	—Senior

TBA	—To Be Announced

Unsec.	—Unsecured

Unsub.	—Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2010 was $16,481,924, which represented 2.44% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2010.

(e)	Perpetual bond with no specified maturity date.

(f)	Defaulted security. Currently, the issuer is fully in default with respect to interest payments. The value of this security at March 31, 2010 represented less than 0.01% of the Fund’s Net Assets.

(g)	Security purchased on forward commitment basis.

(h)	This security is subject to dollar roll transactions. See Note 1D.

(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.
Invesco Basic Balanced Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco Basic Balanced Fund

A.	Security Valuations – (continued)
uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Dollar Roll and Forward Commitment Transactions – The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

Invesco Basic Balanced Fund

D.	Dollar Roll and Forward Commitment Transactions – (continued)
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco Basic Balanced Fund

H.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$500,216,334	$27,709,697	$—	$527,926,031
U.S. Treasury Securities	—	9,550,301	—	9,550,301
U.S. Government Sponsored Securities	—	48,468,850	—	48,468,850
Corporate Debt Securities	—	72,653,454	—	72,653,454
Asset Backed Securities	—	35,863,614	503,518	36,367,132
Foreign Government Debt Securities	—	656,436	—	656,436

	$500,216,334	$194,902,352	$503,518	$695,622,204

Futures Contracts*	141,830	—	—	141,830

Total Investments	$500,358,164	$194,902,352	$503,518	$695,764,034

*	Unrealized appreciation.

Invesco Basic Balanced Fund

NOTE 3 — Derivative Investments
Open Futures Contracts at Period-End

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)
U.S. Treasury 2 Year Notes	88	June-2010/Long	$19,091,875	$16,310
U.S. Treasury 5 Year Notes	55	June-2010/Long	6,316,406	(11,993)

Subtotal			$25,408,281	$4,317

U.S. Treasury 10 Year Notes	112	June-2010/Short	(13,020,000)	130,766
U.S. Treasury 30 Year Bonds	5	June-2010/Short	(580,625)	6,747
Subtotal			$(13,600,625)	$137,513

Total			$11,807,656	$141,830

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $57,846,382 and $69,988,126, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$89,372,683
Aggregate unrealized (depreciation) of investment securities	(38,691,920)

Net unrealized appreciation of investment securities	$50,680,763

Cost of investments for tax purposes is $644,941,441.
NOTE 5 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.

Invesco Basic Balanced Fund

Invesco European Small Company Fund
(formerly known as AIM European Small Company Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	ESC-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–93.14%

Austria–4.57%
Andritz AG	72,439	$4,291,067
Semperit AG Holding	57,142	2,231,653

		6,522,720

Brazil–3.18%
Ocean Wilsons Holdings Ltd.	325,000	4,538,222
France–2.51%
Sword Group	78,300	2,697,275
Tessi S.A.	12,470	875,809

		3,573,084

Germany–5.61%
CTS Eventim AG	20,000	1,015,877
MorphoSys AG (a)	66,454	1,507,284
Takkt AG	129,903	1,509,179
Wirecard AG	419,819	3,969,934

		8,002,274

Greece–4.99%
Intralot S.A.	667,692	3,040,747
Jumbo S.A.	401,894	4,081,434

		7,122,181

Ireland–7.58%
CPL Resources PLC	582,792	1,968,234
DCC PLC	176,220	4,570,668
IFG Group PLC	452,000	836,531
Paddy Power PLC	96,665	3,440,908

		10,816,341

Israel–1.19%
VIZRT Ltd. (a)	438,105	1,695,909
Netherlands–3.32%
Aalberts Industries N.V.	48,590	775,211
Mediq N.V.	104,860	1,933,596
Sligro Food Group N.V.	60,585	2,019,917

		4,728,724

Norway–5.50%
Prosafe S.E.	380,600	1,993,481
Q-Free A.S.A. (a)	372,000	1,277,232
TGS Nopec Geophysical Co. A.S.A.	215,207	4,567,389

		7,838,102

Singapore–0.48%
XP Power Ltd.	102,520	679,993
Spain–1.66%
Construcciones y Auxiliar de Ferrocarriles SA	1,907	1,122,072
Miquel y Costas & Miquel, S.A.	55,000	1,248,232

		2,370,304

Sweden–3.16%
AcadeMedia A.B. — Class B (a)	57,000	1,160,623
Acando A.B.	392,522	753,357
Modern Times Group -Class B	9,819	571,236
Oriflame Cosmetics S.A. -SDR	32,399	2,019,496

		4,504,712

Switzerland–8.28%
Aryzta AG (a)	71,194	3,092,154
Mobilezone Holding AG	598,814	5,219,177
Schweiter Technologies AG	6,227	3,502,097

		11,813,428

Turkey–1.31%
Yazicilar Holding A.S. -Class A	296,321	1,864,575
United Kingdom–39.80%
Abcam PLC	76,880	1,469,108
Alterian PLC (a)	454,593	1,034,972
Amlin PLC	362,057	2,132,726
Chemring Group PLC	66,726	3,353,272
Diploma PLC	508,327	1,531,504
Education Development International PLC	610,200	1,314,116
Game Group PLC	799,628	1,192,436
Halma PLC	531,497	2,034,513
Hargreaves Services PLC	78,124	779,048
Hill & Smith Holdings PLC	181,730	950,234
Homeserve PLC	161,152	4,383,169
IG Group Holdings PLC	361,253	2,205,302
Informa PLC	357,240	2,100,014
Intec Telecom Systems PLC	773,000	680,491
Kier Group PLC	263,548	4,400,145
Lancashire Holdings Ltd.	702,432	5,132,452
Mears Group PLC	612,962	2,604,991
Melorio PLC (a)	427,375	992,967
Mitie Group PLC	1,142,034	3,964,238
Morgan Sindall PLC	135,526	1,121,072
Playtech Ltd.	197,400	1,617,914
RSM Tenon Group PLC	1,574,000	1,015,332
Spectris PLC	56,165	705,421
Tribal Group PLC	750,000	882,221
Ultra Electronics Holdings PLC	246,850	5,623,781
VT Group PLC	310,064	3,538,254

		56,759,693

Total Common Stocks & Other Equity Interests (Cost $112,912,728)		132,830,262

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

	Shares	Value
Preferred Stocks–0.88%

Germany–0.88%
Fuchs Petrolub AG -Pfd. (Cost $452,140)	13,012	$1,255,063

Money Market Funds–4.67%
Liquid Assets Portfolio-Institutional Class (b)	3,329,105	3,329,105
Premier Portfolio-Institutional Class (b)	3,329,105	3,329,105

Total Money Market Funds (Cost $6,658,210)		6,658,210

TOTAL INVESTMENTS–98.69% (Cost $120,023,078)		140,743,535

OTHER ASSETS LESS LIABILITIES–1.31%		1,871,117

NET ASSETS–100.00%		$142,614,652

Investment Abbreviations:

Pfd.	—	Preferred

SDR	—	Swedish Depositary Receipt
Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco European Small Company Fund

A.	Security Valuations (continued) –

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco European Small Company Fund

E.	Foreign Currency Contracts (continued) –

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total
Austria	$6,522,720	$—	$—	$6,522,720
Brazil	4,538,222	—	—	4,538,222
France	3,573,084	—	—	3,573,084
Germany	9,257,337	—	—	9,257,337
Greece	—	7,122,181	—	7,122,181
Ireland	10,816,341	—	—	10,816,341
Israel	1,695,909	—	—	1,695,909
Netherlands	4,728,724	—	—	4,728,724
Norway	5,844,621	1,993,481	—	7,838,102
Singapore	679,993	—	—	679,993
Spain	1,248,232	1,122,072	—	2,370,304
Sweden	3,751,355	753,357	—	4,504,712
Switzerland	11,813,428	—	—	11,813,428
Turkey	1,864,575	—	—	1,864,575
United Kingdom	50,914,356	5,845,337	—	56,759,693
United States	6,658,210	—	—	6,658,210

Total Investments	$123,907,107	$16,836,428	$—	$140,743,535

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco European Small Company Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $3,299,919 and $19,123,104, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$28,928,200
Aggregate unrealized (depreciation) of investment securities	(9,424,557)

Net unrealized appreciation of investment securities	$19,503,643

Cost of investments for tax purposes is $121,239,893.
NOTE — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco European Small Company Fund

Invesco Global Core Equity Fund
(formerly known as AIM Global Core Equity Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	GCE-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.84%

Australia–4.13%
Australia and New Zealand Banking Group Ltd.	51,896	$1,204,868
BHP Billiton Ltd.	42,289	1,696,641
Telstra Corp. Ltd.	296,898	814,576

		3,716,085

Bermuda–0.96%
PartnerRe Ltd.	10,822	862,730
Brazil–0.78%
Banco Santander Brasil S.A. (a)	10,200	125,651
Companhia Energetica de Minas Gerais S.A. -ADR	10,691	177,898
Petroleo Brasileiro S.A. -ADR	4,641	206,478
Vale S.A. -ADR	6,084	195,844

		705,871

Canada–4.47%
Agrium Inc.	16,655	1,178,021
EnCana Corp.	23,682	734,902
Intact Financial Corp.	23,725	1,048,629
Toronto-Dominion Bank (The)	14,270	1,064,839

		4,026,391

China–0.51%
China Construction Bank Corp. -Class H	124,000	101,360
CNOOC Ltd.	87,575	144,549
Renhe Commerical Holdings Co. Ltd.	350,000	81,141
Soho China Ltd.	238,500	134,849

		461,899

Egypt–0.22%
Al Ezz Steel Rebars S.A.E.	19,568	75,115
Orascom Telecom Holding S.A.E. -GDR	4,081	20,989
Orascom Telecom Holding S.A.E. -GDR	19,992	102,818

		198,922

Finland–1.31%
Nokia Corp. -ADR	75,751	1,177,171
France–5.50%
Bouygues S.A.	15,985	804,696
Sanofi-Aventis S.A.	15,724	1,174,158
Societe Generale	13,772	866,323
Total S.A.	23,749	1,378,907
Unibail-Rodamco S.E. -REIT	3,600	729,486

		4,953,570

Germany–3.27%
Bayerische Motoren Werke AG	19,303	889,835
MAN S.E.	14,662	1,227,631
Salzgitter AG	8,936	828,024

		2,945,490

Greece–0.78%
National Bank of Greece S.A.	34,637	700,467
Hong Kong–2.62%
Chaoda Modern Agriculture (Holdings) Ltd.	84,000	89,110
Cheung Kong (Holdings) Ltd.	65,000	836,029
China Unicom (Hong Kong) Ltd.	86,000	96,023
Esprit Holdings Ltd.	150,141	1,180,890
Sinofert Holdings Ltd.	260,000	154,957

		2,357,009

India–0.31%
Oil and Natural Gas Corp. Ltd.	3,592	87,862
State Bank of India -GDR	2,039	191,666

		279,528

Indonesia–0.12%
PT Telekomunikasi Indonesia Tbk	120,000	106,767
Ireland–0.06%
Dragon Oil PLC (b)	7,773	57,102
Italy–1.16%
Eni S.p.A.	44,310	1,040,777
Japan–13.28%
Canon Inc.	26,765	1,237,321
FUJIFILM Holdings Corp.	29,640	1,020,866
Mitsubishi Corp.	30,900	809,766
Mitsubishi UFJ Financial Group, Inc.	263,930	1,377,270
Murata Manufacturing Co., Ltd.	15,000	851,963
Nippon Telegraph & Telephone Corp.	15,400	649,010
Nippon Yusen Kabushiki Kaisha	282,000	1,109,252
Nissan Motor Co., Ltd. (b)	117,100	1,003,285
NTT DoCoMo, Inc.	507	771,050
Seven & I Holdings Co., Ltd.	45,500	1,099,417
Sumitomo Chemical Co., Ltd.	239,000	1,168,285
Takeda Pharmaceutical Co., Ltd.	19,600	862,702

		11,960,187

Mexico–0.46%
America Movil S.A.B de C.V. -Series L	71,600	180,404
Desarrolladora Homex S.A. de C.V. -ADR(b)	3,281	92,787
Grupo Financiero Banorte S.A.B. de C.V. -Class O	32,400	143,721

		416,912

Netherlands–2.01%
TNT N.V.	35,483	1,017,639
Unilever N.V.	26,243	794,772

		1,812,411

See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

	Shares	Value
Norway–0.91%
Statoil A.S.A.	35,250	$819,778

Russia–0.30%
Gazprom -ADR	5,423	126,801
LUKOIL -ADR	2,590	146,853

		273,654

South Africa–0.84%
Barloworld Ltd.	17,281	116,918
Sasol Ltd.	3,209	133,345
Standard Bank Group Ltd.	12,901	202,937
Steinhoff International Holdings Ltd. (b)	66,068	181,373
Tiger Brands Ltd.	4,748	119,526

		754,099

South Korea–1.25%
Daelim Industrial Co., Ltd.	1,335	88,504
Hyundai Mipo Dockyard Co., Ltd.	781	107,350
Hyundai Mobis	1,280	169,716
LG Electronics Inc.	884	89,861
Lotte Shopping Co., Ltd.	275	79,965
POSCO	396	185,246
Samsung Electronics Co., Ltd.	304	219,811
Shinhan Financial Group Co., Ltd.	2,440	96,516
SK Telecom Co., Ltd.	551	84,716

		1,121,685

Spain–2.24%
Banco Santander S.A.	95,647	1,269,475
Iberdrola S.A.	88,575	750,841

		2,020,316

Switzerland–4.58%
ACE Ltd.	19,713	1,030,990
Holcim Ltd.	14,573	1,084,558
Swisscom AG	2,646	965,649
Zurich Financial Services AG	4,077	1,045,157

		4,126,354

Taiwan–0.53%
AU Optronics Corp. -ADR	12,523	141,886
HTC Corp.	12,650	147,778
Powertech Technology Inc.	40,200	143,047
U-Ming Marine Transport Corp.	22,000	44,612

		477,323

Thailand–0.33%
Bangkok Bank PCL -NVDR	28,200	114,737
Banpu PCL	5,700	108,991
PTT PCL	9,100	74,014

		297,742

Turkey–0.09%
Turkiye Is Bankasi (b)	9,053	28,393
Turkiye Is Bankasi -Class C	16,938	55,131

		83,524

United Kingdom–11.36%
AstraZeneca PLC	17,957	801,755
BAE Systems PLC	164,456	928,578
BP PLC	121,688	1,152,614
Centrica PLC	269,618	1,201,792
GlaxoSmithKline PLC -ADR	22,836	879,643
Imperial Tobacco Group PLC	53,416	1,632,886
National Grid PLC	66,889	651,661
Royal Dutch Shell PLC -Class B	67,947	1,874,313
Vodafone Group PLC	476,191	1,102,033

		10,225,275

United States–33.46%
3M Co.	17,935	1,498,828
Aflac, Inc.	19,258	1,045,517
Apache Corp.	9,173	931,060
Apollo Group, Inc. -Class A (b)	14,356	879,879
Avon Products, Inc.	27,932	946,057
Bank of America Corp.	60,657	1,082,727
Bank of New York Mellon Corp.	35,024	1,081,541
Best Buy Co., Inc.	20,786	884,236
Chevron Corp.	23,053	1,748,109
Coach, Inc.	32,400	1,280,448
ConocoPhillips	25,438	1,301,662
DaVita, Inc. (b)	15,679	994,049
DTE Energy Co.	23,768	1,060,053
Energen Corp.	20,537	955,587
GameStop Corp. -Class A (b)	48,252	1,057,201
International Business Machines Corp.	6,084	780,273
Johnson & Johnson	27,368	1,784,394
Kroger Co. (The)	59,399	1,286,582
Merck & Co., Inc.	47,558	1,776,291
Microsoft Corp.	35,609	1,042,275
Oracle Corp.	58,684	1,507,592
Pfizer Inc.	50,660	868,819
Philip Morris International Inc.	16,373	854,016
Stryker Corp.	17,891	1,023,723
Valero Energy Corp.	50,464	994,141
WellPoint Inc. (b)	22,804	1,468,122

		30,133,182

Total Common Stocks & Other Equity Interests (Cost $82,474,225)		88,112,221

Preferred Stocks–1.16%

Brazil–0.16%
Usinas Siderurgicas de Minas Gerais S.A. -Class A -Pfd.	4,300	148,032
Germany–1.00%
Porsche Automobil Holding S.E. -Pfd.	14,702	897,416

Total Preferred Stocks (Cost $1,127,384)		1,045,448

See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

	Shares	Value
Money Market Funds-0.69%
Liquid Assets Portfolio-Institutional Class (c)	308,922	$308,922
Premier Portfolio-Institutional Class (c)	308,922	308,922

Total Money Market Funds (Cost $617,844)		617,844

TOTAL INVESTMENTS–99.69% (Cost $84,219,453)		89,775,513

OTHER ASSETS LESS LIABILITIES–0.31%		282,570

NET ASSETS–100.00%		$90,058,083

Investment Abbreviations:

ADR	—	American Depositary Receipt

GDR	—	Global Depositary Receipt

NVDR	—	Non-Voting Depositary Receipt

Pfd.	—	Preferred

REIT	—	Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Each unit represents 55 common shares and 50 preference shares.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Global Core Equity Fund

A.	Security Valuations – (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco Global Core Equity Fund

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Global Core Equity Fund

     The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total
Australia	$814,576	$2,901,509	$—	$3,716,085
Bermuda	862,730	—	—	862,730
Brazil	853,903	—	—	853,903
Canada	4,026,391	—	—	4,026,391
China	81,141	380,758	—	461,899
Egypt	75,115	—	123,807	198,922
Finland	1,177,171	—	—	1,177,171
France	2,974,716	1,978,854	—	4,953,570
Germany	2,125,047	1,717,859	—	3,842,906
Greece	—	700,467	—	700,467
Hong Kong	—	2,357,009	—	2,357,009
India	279,528	—	—	279,528
Indonesia	—	106,767	—	106,767
Ireland	57,102	—	—	57,102
Italy	—	1,040,777	—	1,040,777
Japan	7,465,294	4,494,893	—	11,960,187
Mexico	416,912	—	—	416,912
Netherlands	1,017,639	794,772	—	1,812,411
Norway	—	819,778	—	819,778
Russia	146,853	126,801	—	273,654
South Africa	754,099	—	—	754,099
South Korea	675,243	446,442	—	1,121,685
Spain	750,841	1,269,475	—	2,020,316
Switzerland	3,041,796	1,084,558	—	4,126,354
Taiwan	334,276	143,047	—	477,323
Thailand	297,742	—	—	297,742
Turkey	83,524	—	—	83,524
United Kingdom	879,643	9,345,632	—	10,225,275
United States	30,751,026	—	—	30,751,026

Total Investments	$59,942,308	$29,709,398	$123,807	$89,775,513

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $5,209,976 and $9,714,198, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$11,495,963
Aggregate unrealized (depreciation) of investment securities	(6,812,358)

Net unrealized appreciation of investment securities	$4,683,605

Cost of investments for tax purposes is $85,091,908.
Invesco Global Core Equity Fund

NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco Global Core Equity Fund

Invesco International Small Company Fund
(formerly known as AIM International Small Company Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	ISC-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–90.42%
Austria–1.50%
Andritz AG	125,760	$7,449,641
Brazil–5.88%
American Banknote S.A. (a)	325,900	3,067,337
American Banknote S.A.	1,151,700	10,839,682
Equatorial Energia S.A.	1,732,800	15,237,261

		29,144,280

Canada–15.61%
Aastra Technologies Ltd.	166,100	5,331,100
AG Growth International, Inc.	121,705	4,433,591
Bird Construction Income Fund	120,000	3,778,215
Calian Technologies Ltd.	142,000	2,541,008
Churchill Corp. (The) — Class A (b)	164,400	3,155,560
Computer Modelling Group Ltd.	135,000	2,293,431
CYBERplex Inc. (b)	2,521,400	1,837,538
Daylight Resources Trust	586,500	6,099,508
Descartes Systems Group Inc. (The) (b)	500,000	3,230,254
Glentel Inc.	302,900	4,534,252
Hammond Power Solutions Inc.	19,700	226,024
Le Chateau Inc.	291,000	4,012,212
MI Developments, Inc. -Class A	237,000	3,090,480
MOSAID Technologies Inc.	208,500	4,743,303
Onex Corp.	264,704	7,523,496
Paramount Resources Ltd. -Class A (b)	257,246	4,319,524
Reitmans (Canada) Ltd. -Class A	291,700	5,159,476
Sierra Wireless Inc. (b)	320,000	2,694,505
Total Energy Services Inc.	1,014,790	8,394,954

		77,398,431

China–2.23%
Vinda International Holdings Ltd.	6,302,000	4,172,005
Xinyi Glass Holdings Co. Ltd.	7,548,000	6,879,195

		11,051,200

Germany–2.68%
CTS Eventim AG	46,000	2,336,517
MorphoSys AG (b)	161,823	3,670,406
Wirecard AG	773,129	7,310,940

		13,317,863

Greece–2.96%
Intralot S.A.	1,172,600	5,340,157
Jumbo S.A.	918,000	9,322,748

		14,662,905

Hong Kong–4.32%
First Pacific Co. Ltd.	13,492,000	8,740,728
Paliburg Holdings Ltd.	22,942,170	8,569,111
Regal Hotels International Holdings Ltd.	10,367,400	4,122,822

		21,432,661

Ireland–4.40%
DCC PLC	318,895	8,271,269
Paddy Power PLC	380,171	13,532,649

		21,803,918

Italy–1.04%
Ansaldo STS S.p.A.	175,693	3,595,757
Cementir Holding S.p.A.	394,943	1,585,913

		5,181,670

Japan–4.07%
EXEDY Corp.	347,000	8,440,470
Nippon Ceramic Co., Ltd.	508,700	6,163,075
Nishio Rent All Co., Ltd.	116,100	851,905
Noritsu Koki Co., Ltd.	296,800	2,114,331
THK Co., Ltd.	120,200	2,611,228

		20,181,009

Malaysia–5.59%
IGB Corp. Berhad	27,777,100	16,085,152
Parkson Holdings Berhad	6,439,931	11,641,519

		27,726,671

Netherlands–1.67%
Aalberts Industries N.V.	518,984	8,279,938
New Zealand–1.18%
Freightways Ltd.	2,607,981	5,853,738
Norway–4.39%
Petroleum Geo-Services A.S.A. (b)	215,400	2,811,301
Prosafe S.E.	922,400	4,831,284
TGS Nopec Geophysical Co. A.S.A.	665,323	14,120,309

		21,762,894

Philippines–5.80%
Energy Development Corp. (a)	5,506,250	608,370
Energy Development Corp.	55,352,500	6,115,741
First Gen Corp. (b)	43,145,141	10,485,631
Globe Telecom, Inc.	166,920	3,695,373
Manila Water Co.	22,517,600	7,851,499

		28,756,614

South Korea–3.42%
CJ Corp.	63,059	3,756,896
Lotte Confectionery Co., Ltd.	5,291	6,168,858
MegaStudy Co., Ltd.	25,204	4,154,995
S1 Corp.	69,300	2,860,700

		16,941,449

Sweden–1.53%
Oriflame Cosmetics S.A. -SDR	121,860	7,595,784
Switzerland–1.62%
Aryzta AG (b)	185,041	8,036,846
See accompanying notes which are an integral part of this schedule.
Invesco International Small Company Fund

	Shares	Value
Thailand–4.24%
BEC World PCL	6,634,400	$5,079,991
CP ALL PCL	7,484,000	6,367,884
Major Cineplex Group PCL	15,640,300	4,379,477
Siam Commercial Bank PCL	1,822,100	5,186,671

		21,014,023

United Kingdom–16.29%
Amlin PLC	693,960	4,087,828
Chemring Group PLC	125,340	6,298,881
Game Group PLC	1,976,931	2,948,076
Halma PLC	882,852	3,379,462
Homeserve PLC	424,217	11,538,268
IG Group Holdings PLC	1,060,852	6,476,068
Informa PLC	1,166,809	6,859,016
Kier Group PLC	452,426	7,553,614
Lancashire Holdings Ltd.	934,000	6,824,448
Mitie Group PLC	2,967,423	10,300,544
Playtech Ltd.	454,000	3,721,038
Ultra Electronics Holdings PLC	217,400	4,952,846
VT Group PLC	511,772	5,840,018

		80,780,107

Total Common Stocks & Other Equity Interests (Cost $380,562,077)		448,371,642

Preferred Stocks–1.17%

Canada–0.17%
FirstService Corp. -Series 1, 7% Pfd.	36,320	826,280
Germany–1.00%
Fuchs Petrolub AG -Pfd.	51,694	4,986,106

Total Preferred Stocks (Cost $4,460,276)		5,812,386

Money Market Funds–5.65%
Liquid Assets Portfolio-Institutional Class (c)	14,014,763	14,014,763
Premier Portfolio-Institutional Class (c)	14,014,763	14,014,763

Total Money Market Funds (Cost $28,029,526)		28,029,526

TOTAL INVESTMENTS–97.24% (Cost $413,051,879)		482,213,554

OTHER ASSETS LESS LIABILITIES–2.76%		13,692,106

NET ASSETS–100.00%		$495,905,660

Investment Abbreviations:
Pfd. — Preferred

SDR — Swedish Depositary Receipt
Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2010 was $3,675,707, which represented 0.74% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco International Small Company Fund

A.	Security Valuations - (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts - The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco International Small Company Fund

E. Foreign Currency Contracts - (continued)
value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total
Austria	$7,449,641	$—	$—	$7,449,641
Brazil	29,144,280	—	—	29,144,280
Canada	78,224,711	—	—	78,224,711
China	4,172,005	6,879,195	—	11,051,200
Germany	18,303,969	—	—	18,303,969
Greece	—	14,662,905	—	14,662,905
Hong Kong	17,309,839	4,122,822	—	21,432,661
Ireland	21,803,918	—	—	21,803,918
Italy	5,181,670	—	—	5,181,670
Japan	2,966,236	17,214,773	—	20,181,009
Malaysia	27,726,671	—	—	27,726,671
Netherlands	8,279,938	—	—	8,279,938
New Zealand	5,853,738	—	—	5,853,738
Norway	14,120,309	7,642,585	—	21,762,894
Philippines	11,546,872	17,209,742	—	28,756,614
South Korea	16,941,449	—	—	16,941,449
Sweden	7,595,784	—	—	7,595,784
Switzerland	8,036,846	—	—	8,036,846
Thailand	15,934,032	5,079,991	—	21,014,023
United Kingdom	74,940,089	5,840,018	—	80,780,107
United States	28,029,526	—	—	28,029,526

Total Investments	$403,561,523	$78,652,031	$—	$482,213,554

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco International Small Company Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $28,603,435 and $19,240,099, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$103,780,232
Aggregate unrealized (depreciation) of investment securities	(36,012,731)
Net unrealized appreciation of investment securities	$67,767,501

Cost of investments for tax purposes is $414,446,053.
NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco International Small Company Fund

Invesco Mid Cap Basic Value Fund
(formerly known as AIM Mid Cap Basic Value Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	MCBV-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks–96.12%
Advertising–4.16%
Interpublic Group of Cos., Inc. (The) (b)	887,060	$7,380,339
Omnicom Group Inc.	73,734	2,861,617

		10,241,956

Apparel Retail–3.49%
Abercrombie & Fitch Co. -Class A	188,550	8,605,422
Apparel, Accessories & Luxury Goods–4.05%
Gildan Activewear Inc. (Canada)(b)	41,300	1,085,777
Liz Claiborne, Inc. (b)(c)	1,197,340	8,896,236

		9,982,013

Application Software–1.99%
Fair Isaac Corp.	193,294	4,898,070
Asset Management & Custody Banks–1.95%
Legg Mason, Inc.	167,838	4,811,915
Brewers–2.39%
Molson Coors Brewing Co. -Class B	139,917	5,884,909
Casinos & Gaming–2.00%
International Game Technology	266,496	4,916,851
Communications Equipment–1.54%
Plantronics, Inc.	121,399	3,797,361
Computer Hardware–2.13%
Dell Inc. (b)	349,986	5,253,290
Construction & Engineering–2.65%
Shaw Group Inc. (The) (b)	190,002	6,539,869
Construction, Farm Machinery & Heavy Trucks–3.60%
WABCO Holdings Inc. (b)	296,722	8,877,922
Consumer Electronics–2.02%
Harman International Industries, Inc. (b)	106,219	4,968,925
Consumer Finance–0.82%
Capital One Financial Corp.	49,125	2,034,266
Data Processing & Outsourced Services–6.68%
Alliance Data Systems Corp. (b)(c)	149,207	9,547,756
Heartland Payment Systems, Inc.	111,979	2,082,809
Western Union Co.	283,813	4,813,469

		16,444,034

Electronic Manufacturing Services–4.57%
Flextronics International Ltd. (Singapore)(b)	700,067	5,488,525
Tyco Electronics Ltd. (Switzerland)	209,748	5,763,875

		11,252,400

Health Care Equipment–1.58%
Symmetry Medical Inc. (b)	387,220	3,887,689
Health Care Services–1.39%
Omnicare, Inc.	120,943	3,421,478
Health Care Supplies–2.48%
Cooper Cos., Inc. (The)	157,052	6,106,182
Housewares & Specialties–1.44%
Newell Rubbermaid Inc.	232,712	3,537,222
Human Resource & Employment Services–2.58%
Robert Half International, Inc.	208,699	6,350,711
Industrial Machinery–1.15%
Mueller Water Products, Inc. -Class A	591,892	2,829,244
Insurance Brokers–5.26%
Marsh & McLennan Cos., Inc.	179,788	4,390,423
National Financial Partners Corp. (b)	283,891	4,002,863
Willis Group Holdings PLC (Ireland)(c)	145,498	4,552,633

		12,945,919

Investment Banking & Brokerage–1.53%
FBR Capital Markets Corp. (b)	825,988	3,758,245
Life & Health Insurance–0.50%
Primerica Inc.	82,582	1,238,730
Life Sciences Tools & Services–1.59%
Waters Corp. (b)	57,850	3,907,189
Movies & Entertainment–2.51%
Viacom Inc. -Class B (b)	179,724	6,178,911
Office Electronics–2.22%
Xerox Corp.	560,150	5,461,463
Office Services & Supplies–1.43%
Interface, Inc. -Class A	303,887	3,519,011
Oil & Gas Equipment & Services–1.96%
Weatherford International Ltd. (b)	304,653	4,831,797
Paper Packaging–2.15%
Sealed Air Corp.	251,029	5,291,691
Property & Casualty Insurance–2.60%
XL Capital Ltd. -Class A	338,812	6,403,547
Regional Banks–3.42%
Wilmington Trust Corp. (c)	160,000	2,651,200
Zions Bancorp. (c)	264,155	5,763,862

		8,415,062

See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Basic Value Fund

	Shares	Value
Research & Consulting Services–1.47%
Dun & Bradstreet Corp. (The)	48,753	$3,628,198
Semiconductor Equipment–6.65%
ASML Holding N.V. (Netherlands)(c)	248,768	8,857,913
Brooks Automation, Inc. (b)	383,769	3,384,843
KLA-Tencor Corp.	133,557	4,129,582

		16,372,338

Specialized Consumer Services–2.40%
Weight Watchers International, Inc. (c)	231,303	5,905,166
Specialized Finance–2.44%
Moody’s Corp.	202,015	6,009,946
Thrifts & Mortgage Finance–1.48%
Ocwen Financial Corp. (b)	328,993	3,648,532
Tires & Rubber–1.85%
Goodyear Tire & Rubber Co. (The) (b)	360,750	4,559,880

Total Common Stocks (Cost $216,068,961)		236,717,354

Money Market Funds–5.39%
Liquid Assets Portfolio-Institutional Class (d)	6,635,454	6,635,454

Premier Portfolio-Institutional Class (d)	6,635,454	6,635,454

Total Money Market Funds (Cost $13,270,908)		13,270,908

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–101.51% (Cost $229,339,869)		249,988,262

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–9.93%
Liquid Assets Portfolio -Institutional Class (Cost $24,452,068)(d)(e)	24,452,068	24,452,068

TOTAL INVESTMENTS–111.44% (Cost $253,791,937)		274,440,330

OTHER ASSETS LESS LIABILITIES–(11.44)%		(28,171,040)

NET ASSETS–100.00%		$246,269,290

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2010.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Basic Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Mid Cap Basic Value Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco Mid Cap Basic Value Fund

E.	Foreign Currency Translations – (continued)

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$265,582,417	$8,857,913	$—	$274,440,330
Invesco Mid Cap Basic Value Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $46,236,927 and $27,014,579 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$44,673,981
Aggregate unrealized (depreciation) of investment securities	(25,143,754)
Net unrealized appreciation of investment securities	$19,530,227

Cost of investments for tax purposes is $254,910,103.
NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco Mid Cap Basic Value Fund

Invesco Select Equity Fund
(formerly known as AIM Select Equity Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	SEQ-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments (a)
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.11%

Agricultural Products–0.25%
Archer-Daniels-Midland Co.	18,900	$546,210
Airlines–0.20%
Allegiant Travel Co. (b)	7,700	445,522
Apparel Retail–1.92%
Gap, Inc. (The)	182,100	4,208,331
Apparel, Accessories & Luxury Goods–1.23%
Jones Apparel Group, Inc.	121,000	2,301,420
Liz Claiborne, Inc. (b)	52,100	387,103

		2,688,523

Auto Parts & Equipment–1.78%
TRW Automotive Holdings Corp. (b)	135,900	3,884,022
Automobile Manufacturers–2.08%
Ford Motor Co. (b)	362,800	4,560,396
Biotechnology–2.59%
Amgen Inc. (b)	78,000	4,661,280
PDL BioPharma Inc.	163,000	1,012,230

		5,673,510

Communications Equipment–0.56%
Aviat Networks Inc. (b)	46,900	310,947
InterDigital, Inc. (b)	33,100	922,166

		1,233,113

Computer & Electronics Retail–0.93%
Rent-A-Center, Inc. (b)	85,900	2,031,535
Computer Hardware–5.28%
Apple Inc. (b)	800	187,944
Dell Inc. (b)	170,500	2,559,205
Hewlett-Packard Co.	31,800	1,690,170
International Business Machines Corp.	55,500	7,117,875

		11,555,194

Computer Storage & Peripherals–3.95%
SanDisk Corp. (b)	54,700	1,894,261
Seagate Technology (b)	173,100	3,160,806
Western Digital Corp. (b)	91,900	3,583,181

		8,638,248

Construction, Farm Machinery & Heavy Trucks–1.81%
Oshkosh Corp. (b)	98,400	3,969,456
Consumer Electronics–1.86%
Garmin Ltd.	105,900	4,075,032
Consumer Finance–1.82%
American Express Co.	96,600	3,985,716
Data Processing & Outsourced Services–0.06%
Broadridge Financial Solutions Inc.	5,900	126,142
Department Stores–0.98%
Macy’s, Inc.	98,600	2,146,522
Diversified Banks–0.12%
Wells Fargo & Co.	8,200	255,184
Diversified Chemicals–0.05%
Cabot Corp.	3,800	115,520
Diversified REIT’s–0.11%
Vornado Realty Trust	3,100	234,670
Drug Retail–0.99%
Walgreen Co.	58,500	2,169,765
Education Services–0.34%
Career Education Corp. (b)	16,300	515,732
Corinthian Colleges, Inc. (b)	13,000	228,670

		744,402

Electric Utilities–0.55%
Exelon Corp.	27,200	1,191,632
Electronic Components–0.06%
Vishay Intertechnology, Inc. (b)	12,800	130,944
Electronic Manufacturing Services–0.58%
Jabil Circuit, Inc.	78,500	1,270,915
Health Care Distributors–0.26%
Cardinal Health, Inc.	12,200	439,566
McKesson Corp.	2,000	131,440

		571,006

Health Care Equipment–0.18%
Intuitive Surgical, Inc. (b)	1,120	389,906
Home Improvement Retail–0.46%
Home Depot, Inc. (The)	30,900	999,615
Homebuilding–3.48%
D.R. Horton, Inc.	279,800	3,525,480
Lennar Corp. -Class A	150,300	2,586,663
NVR, Inc. (b)	195	141,667
Ryland Group, Inc. (The)	60,500	1,357,620

		7,611,430

Homefurnishing Retail–1.03%
Williams-Sonoma, Inc.	86,100	2,263,569
See accompanying notes which are an integral part of this schedule.
Invesco Select Equity Fund

	Shares	Value
Household Products–2.96%
Procter & Gamble Co. (The)	102,400	$6,478,848
Housewares & Specialties–0.13%
American Greetings Corp. -Class A	13,700	285,508
Hypermarkets & Super Centers–2.00%
Wal-Mart Stores, Inc.	78,500	4,364,600
Independent Power Producers & Energy Traders–2.65%
Constellation Energy Group Inc.	97,900	3,437,269
Mirant Corp. (b)	217,600	2,363,136

		5,800,405

Industrial Conglomerates–0.40%
Carlisle Cos. Inc.	17,300	659,130
General Electric Co.	5,600	101,920
Standex International Corp.	4,600	118,542

		879,592

Integrated Oil & Gas–8.12%
Chevron Corp.	80,400	6,096,732
ConocoPhillips	33,500	1,714,195
Exxon Mobil Corp.	140,600	9,417,388
Occidental Petroleum Corp.	6,400	541,056

		17,769,371

Integrated Telecommunication Services–3.91%
AT&T Inc.	227,900	5,888,936
Verizon Communications Inc.	85,600	2,655,312

		8,544,248

Internet Software & Services–0.16%
AOL Inc. (b)	14,000	353,920
Investment Banking & Brokerage–2.86%
Goldman Sachs Group, Inc. (The)	28,550	4,871,487
Morgan Stanley	47,500	1,391,275

		6,262,762

Life & Health Insurance–0.88%
Prudential Financial, Inc.	31,800	1,923,900
Managed Health Care–3.43%
Coventry Health Care, Inc. (b)	44,800	1,107,456
Humana Inc. (b)	50,700	2,371,239
UnitedHealth Group Inc.	123,300	4,028,211

		7,506,906

Movies & Entertainment–1.39%
Madison Square Garden, Inc. -Class A (b)	16,100	349,853
Time Warner Inc.	86,400	2,701,728

		3,051,581

Office Services & Supplies–0.21%
Pitney Bowes Inc.	18,600	454,770
Oil & Gas Drilling–0.10%
Seahawk Drilling Inc. (b)	11,800	222,430
Oil & Gas Equipment & Services–1.19%
National-Oilwell Varco Inc.	64,300	2,609,294
Oil & Gas Refining & Marketing–0.07%
World Fuel Services Corp.	5,900	157,176
Paper Packaging–1.45%
Temple-Inland Inc.	155,600	3,178,908
Paper Products–2.25%
Clearwater Paper Corp. (b)	10,100	497,425
Domtar Corp. (b)	55,400	3,568,314
International Paper Co.	34,900	858,889

		4,924,628

Pharmaceuticals–8.57%
Eli Lilly and Co.	112,600	4,078,372
Forest Laboratories, Inc. (b)	75,100	2,355,136
Johnson & Johnson	14,000	912,800
Merck & Co., Inc.	53,300	1,990,755
Pfizer Inc.	327,500	5,616,625
Valeant Pharmaceuticals International (b)	88,300	3,788,953

		18,742,641

Property & Casualty Insurance–5.25%
Aspen Insurance Holdings Ltd.	98,600	2,843,624
Chubb Corp. (The)	34,900	1,809,565
Travelers Cos., Inc. (The)	73,400	3,959,196
XL Capital Ltd. -Class A	152,000	2,872,800

		11,485,185

Publishing–2.30%
Gannett Co., Inc.	225,300	3,721,956
McClatchy Co. (The) -Class A (b)	53,800	264,158
McGraw-Hill Cos., Inc. (The)	29,200	1,040,980

		5,027,094

Semiconductor Equipment–0.53%
Amkor Technology, Inc. (b)	165,200	1,167,964
Semiconductors–2.14%
Micron Technology, Inc. (b)	262,300	2,725,297
Texas Instruments Inc.	80,400	1,967,388

		4,692,685

Soft Drinks–2.32%
Coca-Cola Co. (The)	49,500	2,722,500
PepsiCo, Inc.	35,600	2,355,296

		5,077,796

Specialized REIT’s–0.11%
National Health Investors, Inc.	6,300	244,188
Specialty Chemicals–0.51%
W.R. Grace & Co. (b)	39,900	1,107,624
Steel–0.84%
Reliance Steel & Aluminum Co.	20,600	1,014,138
Worthington Industries, Inc.	47,800	826,462

		1,840,600

See accompanying notes which are an integral part of this schedule.
Invesco Select Equity Fund

	Shares	Value
Systems Software–4.09%
Microsoft Corp.	262,800	$7,692,156
Symantec Corp. (b)	74,100	1,253,772

		8,945,928

Tobacco–0.56%
Philip Morris International Inc.	23,300	1,215,328
Trucking–1.10%
Avis Budget Group, Inc. (b)	209,500	2,409,250
Wireless Telecommunication Services–0.12%
Sprint Nextel Corp. (b)	67,200	255,360

Total Common Stocks & Other Equity Interests (Cost $186,030,668)		214,696,520

	Principal
	Amount
U.S. Treasury Bills–0.39%
0.15%, 06/17/10 (c)(d) (Cost $849,718)	$850,000	849,744

	Shares
Money Market Funds–7.52%
Liquid Assets Portfolio-Institutional Class (e)	8,226,818	8,226,818
Premier Portfolio-Institutional Class (e)	8,226,818	8,226,818

Total Money Market Funds (Cost $16,453,636)		16,453,636

TOTAL INVESTMENTS–106.02% (Cost $203,334,022)		231,999,900

OTHER ASSETS LESS LIABILITIES–(6.02)%		(13,175,450)

NET ASSETS–100.00%		$218,824,450

Investment Abbreviations:

REIT —	Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Select Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Select Equity Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco Select Equity Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$231,150,156	$—	$—	$231,150,156
U.S. Treasury Securities	—	849,744	—	849,744

	$231,150,156	$849,744	$—	$231,999,900
Futures Contracts*	54,599	—	—	54,599

Total Investments	$231,204,755	$849,744	$—	$232,054,499

*	Unrealized appreciation.
NOTE 3 — Derivative Investments
Open Futures Contracts at Period-End

	Number of	Month/		Unrealized
Contract	Contracts	Commitment	Value	Appreciation
S&P 500 E-Mini Futures	66	June-2010/Long	$3,845,160	$54,599
Invesco Select Equity Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $51,413,477 and $47,219,682, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$28,868,538
Aggregate unrealized (depreciation) of investment securities	(2,305,170)

Net unrealized appreciation of investment securities	$26,563,368

Cost of investments for tax purposes is $205,436,532.
NOTE 5 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco Select Equity Fund

Invesco Small Cap Equity Fund
(formerly known as AIM Small Cap Equity Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	SCE-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.36%

Advertising–1.11%
Interpublic Group of Cos., Inc. (The) (b)	666,689	$5,546,852
Aerospace & Defense–2.28%
AAR Corp. (b)	210,396	5,222,029
Aerovironment Inc. (b)	100,754	2,630,687
Curtiss-Wright Corp.	102,262	3,558,717

		11,411,433

Air Freight & Logistics–0.98%
UTI Worldwide, Inc.	321,390	4,923,695
Airlines–1.28%
Allegiant Travel Co. (b)(c)	84,321	4,878,813
Continental Airlines, Inc. -Class B (b)	69,261	1,521,664

		6,400,477

Apparel Retail–1.81%
Citi Trends Inc. (b)	138,095	4,479,802
J. Crew Group, Inc. (b)	99,616	4,572,374
		9,052,176
Apparel, Accessories & Luxury Goods–3.58%
Carter’s, Inc. (b)	169,228	5,102,224
Hanesbrands, Inc. (b)	198,947	5,534,706
Phillips-Van Heusen Corp.	127,908	7,336,803

		17,973,733

Application Software–1.86%
Parametric Technology Corp. (b)	265,798	4,797,654
Quest Software, Inc. (b)	254,629	4,529,850

		9,327,504

Asset Management & Custody Banks–2.41%
Affiliated Managers Group, Inc. (b)	51,923	4,101,917
GAMCO Investors, Inc. -Class A	64,218	2,921,919
SEI Investments Co.	229,489	5,041,873
Teton Advisors, Inc. — Class A	—	4

		12,065,713

Auto Parts & Equipment–1.02%
TRW Automotive Holdings Corp. (b)	179,198	5,121,479
Automotive Retail–0.84%
Penske Automotive Group, Inc. (b)	292,057	4,211,462
Biotechnology–1.09%
InterMune, Inc. (b)(c)	122,805	5,473,419
Casinos & Gaming–0.93%
Bally Technologies Inc. (b)	114,983	4,661,411
Communications Equipment–3.09%
Comtech Telecommunications Corp. (b)	110,472	3,533,999
JDS Uniphase Corp. (b)	555,317	6,958,122
Lantronix Inc.-Wts., expiring 02/09/11(d)	2,606	0
Tellabs, Inc.	662,553	5,015,526

		15,507,647

Construction, Farm Machinery & Heavy Trucks–1.67%
Titan International, Inc. (c)	532,941	4,652,575
Trinity Industries, Inc.	187,514	3,742,779

		8,395,354

Data Processing & Outsourced Services–1.73%
CyberSource Corp. (b)	245,735	4,334,765
Wright Express Corp. (b)	143,738	4,329,389

		8,664,154

Diversified Chemicals–0.87%
FMC Corp.	71,820	4,347,983
Diversified Metals & Mining–1.08%
Compass Minerals International, Inc.	67,374	5,405,416
Diversified Support Services–0.48%
EnerNOC, Inc. (b)	81,806	2,428,002
Electrical Components & Equipment–3.02%
Baldor Electric Co.	134,758	5,039,949
Belden Inc.	193,534	5,314,444
GrafTech International Ltd. (b)	350,297	4,788,560

		15,142,953

Electronic Equipment & Instruments–1.56%
OSI Systems, Inc. (b)	196,126	5,501,334
Rofin-Sinar Technologies, Inc. (b)	102,821	2,325,811

		7,827,145

Environmental & Facilities Services–2.81%
ABM Industries Inc.	257,980	5,469,176
Team, Inc. (b)	269,884	4,477,375
Waste Connections, Inc. (b)	122,328	4,154,259

		14,100,810

Gas Utilities–1.41%
Energen Corp.	71,892	3,345,135
UGI Corp.	141,097	3,744,714

		7,089,849

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

	Shares	Value
Health Care Distributors–0.83%
Owens & Minor, Inc.	90,199	$4,184,332
Health Care Equipment–2.04%
ev3 Inc. (b)	336,808	5,341,775
Invacare Corp.	183,533	4,870,966

		10,212,741

Health Care Facilities–1.12%
Universal Health Services, Inc. -Class B	160,302	5,624,997
Health Care Services–1.79%
Emdeon, Inc. — Class A (b)	269,062	4,444,904
Gentiva Health Services, Inc. (b)	159,936	4,522,990

		8,967,894

Health Care Supplies–1.15%
Cooper Cos., Inc. (The)	148,648	5,779,434
Health Care Technology–1.13%
athenahealth Inc. (b)	50,980	1,863,829
Omnicell, Inc. (b)	272,392	3,821,660

		5,685,489

Home Furnishings–1.10%
Ethan Allen Interiors Inc.	268,114	5,531,192
Industrial Machinery–3.76%
Gardner Denver Inc.	106,527	4,691,449
IDEX Corp.	150,905	4,994,955
RBC Bearings Inc. (b)	143,957	4,587,910
Valmont Industries, Inc.	55,197	4,571,968

		18,846,282

Insurance Brokers–0.95%
Arthur J. Gallagher & Co.	163,075	4,003,491
eHealth, Inc. (b)	48,720	767,340

		4,770,831

Integrated Telecommunication Services–1.67%
Alaska Communications Systems Group Inc.	454,481	3,690,386
Cincinnati Bell Inc. (b)	1,369,164	4,668,849

		8,359,235

Internet Software & Services–2.61%
Ancestry.com, Inc. (b)(c)	153,711	2,605,401
GSI Commerce, Inc. (b)	177,988	4,924,928
Open Text Corp. (Canada)(b)	117,159	5,561,538

		13,091,867

Investment Banking & Brokerage–0.92%
KBW Inc. (b)	171,967	4,625,912
IT Consulting & Other Services–0.90%
CACI International Inc. -Class A (b)	92,467	4,517,013
Life Sciences Tools & Services–1.34%
Dionex Corp. (b)	61,157	4,573,321
eResearch Technology, Inc. (b)	310,840	2,147,904

		6,721,225

Metal & Glass Containers–0.86%
AptarGroup, Inc.	109,534	4,310,163
Movies & Entertainment–0.97%
World Wrestling Entertainment, Inc. -Class A	279,681	4,838,481
Office REIT’s–1.78%
Alexandria Real Estate Equities, Inc.	60,468	4,087,637
Digital Realty Trust, Inc.	89,700	4,861,740

		8,949,377

Oil & Gas Equipment & Services–2.67%
Complete Production Services, Inc. (b)	328,089	3,789,428
Dresser-Rand Group, Inc. (b)	142,841	4,488,064
Oceaneering International, Inc. (b)	80,246	5,094,819

		13,372,311

Oil & Gas Exploration & Production–3.23%
Arena Resources, Inc. (b)	109,491	3,656,999
Comstock Resources, Inc. (b)	96,119	3,056,584
Forest Oil Corp. (b)	173,266	4,473,728
Penn Virginia Corp.	204,349	5,006,551

		16,193,862

Packaged Foods & Meats–1.90%
Flowers Foods, Inc.	179,090	4,430,687
TreeHouse Foods, Inc. (b)	115,598	5,071,284

		9,501,971

Pharmaceuticals–2.83%
Biovail Corp. (Canada)	303,941	5,097,091
ViroPharma Inc. (b)	395,399	5,389,288
VIVUS, Inc. (b)(c)	423,351	3,691,621

		14,178,000

Property & Casualty Insurance–1.61%
FPIC Insurance Group, Inc. (b)	166,122	4,503,567
Hanover Insurance Group Inc. (The)	82,328	3,590,324

		8,093,891

Regional Banks–7.16%
BancFirst Corp.	117,926	4,942,279
Columbia Banking System, Inc.	241,443	4,903,707
Commerce Bancshares, Inc.	113,399	4,665,235
Community Trust Bancorp, Inc.	125,824	3,408,572
First Financial Bankshares, Inc.	62,713	3,232,855
First Midwest Bancorp, Inc.	365,142	4,947,674
FirstMerit Corp.	224,241	4,836,879
Zions Bancorp. (c)	226,877	4,950,456

		35,887,657

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

	Shares	Value
Restaurants–4.42%
Brinker International, Inc.	267,944	$5,165,960
DineEquity, Inc. (b)	121,436	4,800,365
Papa John’s International, Inc. (b)	125,291	3,221,232
Sonic Corp. (b)	334,808	3,699,628
Texas Roadhouse, Inc. (b)	380,548	5,285,812

		22,172,997

Semiconductor Equipment–2.63%
ATMI, Inc. (b)	202,806	3,916,184
Cymer, Inc. (b)	127,485	4,755,191
MKS Instruments, Inc. (b)	231,655	4,538,121

		13,209,496

Semiconductors–0.96%
Semtech Corp. (b)	276,918	4,826,681
Specialized REIT’s–2.64%
LaSalle Hotel Properties	256,196	5,969,367
Senior Housing Properties Trust	170,240	3,770,816
Universal Health Realty Income Trust	99,175	3,504,844

		13,245,027

Specialty Chemicals–0.79%
Zep, Inc.	180,870	3,957,436
Systems Software–1.21%
Ariba Inc. (b)	472,979	6,077,780
Technology Distributors–1.93%
Anixter International Inc. (b)	108,712	5,093,157
Ingram Micro Inc. -Class A (b)	260,174	4,566,054

		9,659,211

Trading Companies & Distributors–1.00%
Beacon Roofing Supply, Inc. (b)	261,981	5,011,696
Trucking–1.86%
Landstar System, Inc.	109,645	4,602,897
Old Dominion Freight Line, Inc. (b)	142,004	4,741,514

		9,344,411

Water Utilities–0.32%
Cascal N.V. (United Kingdom)	220,239	1,605,542
Wireless Telecommunication Services–0.37%
NTELOS Holdings Corp.	103,230	1,836,462

Total Common Stocks & Other Equity Interests (Cost $410,912,530)		498,269,563

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.36% (Cost $410,912,530)		498,269,563

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–3.27%
Liquid Assets Portfolio – Institutional Class (Cost $16,415,002)(e)(f)	16,415,002	16,415,002
TOTAL INVESTMENTS–102.63% (Cost $427,327,532)		514,684,565
OTHER ASSETS LESS LIABILITIES–(2.63)%		(13,189,952)

NET ASSETS–100.00%		$501,494,613

Investment Abbreviations:

REIT —	Real Estate Investment Trust

Wts. —	Warrants
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2010.

(d)	Non-income producing security acquired through a corporate action.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Invesco Small Cap Equity Fund

A.	Security Valuations – (continued)
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Invesco Small Cap Equity Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$514,684,565	$—	$0	$514,684,565
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $55,388,471 and $52,414,185, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$104,303,623
Aggregate unrealized (depreciation) of investment securities	(19,420,010)

Net unrealized appreciation of investment securities	$84,883,613

Cost of investments for tax purposes is $429,800,952.
NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco Small Cap Equity Fund

Item 2. Controls and Procedures.
(a)	As of March 19, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 19, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Funds Group (Invesco Funds Group)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: May 28, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: May 28, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: May 28, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.